Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (5,933,775)	$ (2,619,752)	$ (4,434,443)	$ (7,240,740)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	33,878	11,141	14,093	24,629
Amortization of debt discount to interest expense		424,001	424,001	160,542
Accretion of preferred shares stated value to interest expense		52,400	52,400
Stock-based compensation	4,042,926	942,850	2,108,472	3,858,967
Stock-based professional fees	359,829	69,917	132,892	355,393
Bad debt expense	35,000	19,400	202,480	992
Interest expense related to put premium on convertible debt		47,405	47,405	88,620
Derivative expense		90,623	90,623	570,059
Non-cash gain on debt extinguishment		(877,823)	(877,823)	(31,009)
Non-cash fees upon conversion		2,500	2,500
Lease costs	(444)	401	400	44
Change in operating assets and liabilities:
Accounts receivable	(234,445)	60,079	(130,188)	(61,662)
Accounts receivable - related party	(1,200)
Inventory	(24,814)	(27,985)	(62,380)	(5,843)
Prepaid expenses and other assets	(6,647)	8,773	(563)	1,949
Costs and estimated earnings in excess of billings on uncompleted contracts	(2,456)
Due from related party	(24,179)		(5,526)
Accounts payable	155,241	55,721	139,300	239,605
Accrued expenses	83,231	88,771	96,022	89,266
Customer deposit	(110,000)
Accrued compensation	317,001	518,736	417,308	635,477
Billings in excess of costs and estimated earnings on uncompleted contracts	22,179
NET CASH USED IN OPERATING ACTIVITIES	(1,288,675)	(1,132,842)	(1,783,027)	(1,313,711)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash received from acquisition	288,902
NET CASH PROVIDED BY INVESTING ACTIVITIES	288,902
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock		721,000	821,000	780,000
Proceeds from sale of series A preferred stock		120,000	120,000	127,000
Redemption of Series A preferred stock		(104,762)	(104,762)
Proceeds from sale of series C preferred stock	550,000	630,000	1,330,000
Proceeds from exercise of stock options				19,185
Proceeds from note payable	500,000	156,200	156,200	25,000
Repayment of notes payable	(5,297)			(25,000)
Repayment of convertible note payable		(393,215)	(393,215)	(238,080)
Proceeds from convertible notes payable		100,000	100,000	574,250
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,044,703	1,229,223	2,029,223	1,262,355
NET INCREASE IN CASH	44,930	96,381	246,196	(51,356)
CASH, beginning of period	323,407	77,211	77,211	128,567
CASH, end of period	368,337	173,592	323,407	77,211
Cash paid for:
Interest	2,648	130,303	130,399	37,339
Income taxes
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Common stock issued as prepaid for services	98,800	56,500	133,000	161,460
Common stock issued for accrued compensation	40,626	16,250	24,250	364,000
Series B preferred stock issued for accrued compensation	295,000		318,969	108,000
Common stock issued for accounts payable	117,838	6,058	6,058
Common stock issued for debt and accrued interest		188,529	188,529	12,000
Common stock issued for conversion of Series A preferred shares and related dividends			215,424
Preferred stock dividend accrued	34,029	2,795	8,508
Deemed dividend related to beneficial conversion feature of Series C preferred shares	4,354,761		1,525,873
Reclassification of put premium to equity		49,543	49,543
Increase in debt discount and derivative liability		85,502	85,502	320,351
Increase in debt discount and paid-in capital for warrants		$ 14,498	14,498	61,899
Increase in right of use asset and lease liability				$ 74,296
Assets acquired:
Cash	288,902
Accounts receivable, net	40,587
Inventory	68,019
Prepaid expenses	6,091
Property and equipment	140,210
Right of use assets	253,433
Total assets acquired	797,242
Less: liabilities assumed:
Accounts payable	65,728
Accrued expenses	92,914
Notes payable	95,013
Customer deposit	110,000
Lease liabilities	253,433
Noncontrolling interest	36,031
Total liabilities assumed	653,119
Net assets acquired	(144,123)
Fair value of shares for acquisition	694,921
Increase in intangible assets - non-cash	$ 550,798